Assets Held For Sale	9 Months Ended
Sep. 30, 2019
Assets Held For Sale [Abstract]
Assets Held For Sale

6. Assets Held For Sale

The Company produces clinical quantities of each of our bacteriophage product candidates at its GMP-compliant manufacturing facilities. With the completion of the Merger in May 2019, the Company has two manufacturing sites, one in Marina del Rey, California and additionally in Ljubljana, Slovenia. Each manufacturing site has clean rooms, in-use equipment and experienced manufacturing personnel. At the time of the merger, the Company was evaluating its long-term manufacturing needs and both facilities were deemed strategic assets due to the complex nature of the bacteriophage manufacturing process.  Following an extensive evaluation and a technology transfer from the Slovenian facility to the Marina del Rey, California location, management determined the Slovenia manufacturing facility was not essential and could exit its operations in Slovenia. This conclusion was reached in September 2019 after considering the monthly expense run rate of the Slovenian facility and its location in Europe.

In accordance with ASC 360, Property, Plant and Equipment, the Company has recorded the net assets associated with the Slovenian manufacturing facility to Assets Held For Sale in the September 30, 2019 consolidated balance sheet.  The net asset value at September 30, 2019 is $0.6 million and include non-cash working capital items, fixed assets and the right of use asset and lease liability associated with the operating facility lease.

On November 8, 2019, the Company entered into an agreement to sell the Slovenia subsidiary to an un-related third-party buyer. The Company will no longer be responsible for funding the liabilities of the Slovenia facility. The agreement requires that the Buyer maintain the ability of the Slovenia facility to manufacture the Company’s products. If the Company requires such products, the Buyer and the Company would negotiate a supply agreement governing the purchase and sale of such products. In addition, the Company has the right to repurchase the Slovenian subsidiary’s operations at any point in the five year period immediately following the closing. The Company expects to recognize a non-cash loss within the statement of operations in the period of sale.